Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Taxes on Income [Abstract]
Israeli corporate tax rate	23.00%
Net operating losses carryforwards		$ 47.5